TRADE PAYABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
TRADE PAYABLES
15.	TRADE PAYABLES

	09/30/2018	12/31/2017
Infrastructure, network and plant maintenance materials	2,714,215	2,658,436
Services	2,752,121	3,964,912
Rental of polls and rights-of-way	307,472	399,996
ANATEL AGU	7,039,592	—
Other	660,496	293,478
Adjustment to present value	(5,506,624)	—
Liabilities subject to compromise (i)		(2,145,852)

Total	7,967,272	5,170,970
Current	4,374,976	5,170,970
Non-current	3,592,296	—
Trade payables subject to the Judicial Reorganization (i)	3,917,343	246,472
Trade payables not subject to the Judicial Reorganization	4,049,929	4,924,498

Total	7,967,272	5,170,970

(i)	Certain amounts initially recorded as liabilities subject to compromise were adjusted and reclassified to reflect the new legal terms and conditions established by the JRP Court (Note 2).

15.     TRADE PAYABLES

The trade payables are represented by the suppliers that provide services related to the infrastructure services, network maintenance services, interconnection costs, rental and insurance, rights of way and other third-party services.